Finance Costs	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Finance Costs
13	Finance costs

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest expenses on convertible promissory note	819,754	883,759	893,001
Interest expenses on Convertible Notes	—	135,412	495,079
Interest expenses on borrowings	329,450	211,306	380,447
Interest expense on lease liabilities	58,170	46,567	38,709
Interest expenses on consolidated wealth management products	139,094	92,302	9,122
One-time expenses related to C-round restructuring	—	1,326,007	—
Interest expenses on convertible redeemable preferred shares	636,835	534,686	—
Bank interest income	(463,396)	(364,385)	(820,843)

	1,519,907	2,865,654	995,515